Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 210,481	€ 163,292
Financial assets at fair value through profit or loss	636,970	743,781
Financial assets available for sale	49,397	56,228
Loans	401,699	408,909
Other	176,186	218,336
Total	1,474,732	1,590,546
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	772	1,314
Financial assets at fair value through profit or loss	58,210	51,454	[1]
Financial assets available for sale	9,915	19,870
Loans	71,971	74,172
Other	13,594	7,693
Total	€ 154,462	€ 154,503

[1]	Prior period results have been restated due to a refined approach to determine assets pledged